Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Assets:
Cash and cash equivalents	$ 3,054,308	$ 4,155,444	$ 2,730,105	$ 4,329,496	$ 687,739
Inventory	43,544	43,544	43,544		30,521
Prepaid expenses	93,699	54,818	59,461	59,812	19,000
Total current assets	3,191,551	4,253,806	2,833,110	4,389,308	737,260
Property and equipment, net	214,393	206,985	182,910	81,641	65,512
Intangibles, net	83,607	71,233	60,649	31,077	26,966
Other assets	130,715	10,715	10,715	10,715	2,715
Total Assets	3,620,266	4,542,739	3,087,384	4,512,741	832,453
Current Liabilities:
Accounts payable and accrued expenses	837,116	543,646	367,290	122,514	58,439
Convertible notes payable					655,000
Total current liabilities	837,116	543,646	367,290	122,514	713,439
Long-term Liabilities:
Derivative liabilities	1,479,945	1,322,729	313,709	205,144
Total Liabilities	2,317,061	1,866,375	680,999	327,658	713,439
Commitments and contingencies
Stockholders' Equity
Preferred Stock
Common stock	15,829	15,376	13,615	12,469	5,493
Additional paid in capital	10,035,134	9,335,801	6,549,946	5,441,260	559,870
Accumulated deficit	(8,747,758)	(6,674,813)	(4,157,176)	(1,268,646)	(446,349)
Total Stockholders' Equity	1,303,205	2,676,364	2,406,385	4,185,083	119,014
Total Liabilities and Stockholders' Equity	$ 3,620,266	$ 4,542,739	$ 3,087,384	$ 4,512,741	$ 832,453